Commitments and Contingencies - Legal Proceedings (Details) $ in Millions					6 Months Ended	12 Months Ended
	Apr. 29, 2022	Apr. 01, 2020 item	Jul. 16, 2018 USD ($) director item	Dec. 07, 2011 director item	Jun. 30, 2022 USD ($) item director	Dec. 31, 2021 USD ($) item director	Dec. 31, 2020	Aug. 08, 2022 USD ($)	Jul. 22, 2022 item	Jan. 06, 2022 director	Dec. 31, 2013
Series B 9.375% redeemable preferred stock
Repurchase reserve
Preferred stock, dividend rate (as a percent)	9.375%			9.375%	9.375%	9.375%	9.375%
Number of additional directors to be elected by Preferred shareholders						2
Number of directors elected by Preferred shareholders					2					0
Number of quarterly dividends payments granted under judgement for Preferred shareholders | item					3	3
Dividend amount required to be paid by company in three quarterly payments | $					$ 1.2	$ 1.2
Percentage of shareholder approval required	66.67%
Series C 9.125% redeemable preferred stock
Repurchase reserve
Preferred stock, dividend rate (as a percent)	9.125%			9.125%	9.125%	9.125%	9.125%
Percentage of shareholder approval required	66.67%
Curtis J. Timm
Repurchase reserve
Preferred B stock approval percentage			66.70%
Curtis J. Timm | Series B and C Preferred Stock
Repurchase reserve
Number of additional directors to be elected by Preferred shareholders				2
Number of directors elected by Preferred shareholders				2
Number of quarterly dividend payments sought for Preferred shareholders | item				2
Percentage of shareholder approval required											66.67%
Curtis J. Timm | Series B 9.375% redeemable preferred stock
Repurchase reserve
Number of additional directors to be elected by Preferred shareholders			2
Number of directors elected by Preferred shareholders										0
Number of days within which special election for election of directors to be held			60 days
Number of quarterly dividends payments granted under judgement for Preferred shareholders | item			3						3
Dividend amount required to be paid by company in three quarterly payments | $			$ 1.2					$ 1.2
Percentage of shareholder approval required		66.67%	66.67%								66.67%
Number of co-plaintiffs appealing court ruling | item			1
Number of co-plaintiffs | item		2